Prepaid expenses and accrued revenues (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses and accrued revenues
Interest income accrued	kr 1,876	kr 1,958
Prepaid expenses and other accrued revenues	37	29
Total	kr 1,913	kr 1,987